LOANS AND ADVANCES TO CUSTOMERS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 284,237,991	R$ 230,134,580	R$ 260,930,040
- Financing	125,114,754	97,907,233	104,459,244
- Borrowings	146,737,983	121,553,604	144,212,730
- Revolving	12,385,254	10,673,743	12,258,066
Individuals	347,118,719	298,686,536	292,656,355
- Financing	132,000,312	114,370,195	109,442,423
- Borrowings	149,534,314	126,474,656	125,648,075
- Revolving	65,584,093	57,841,685	57,565,857
Total	631,356,710	528,821,116	553,586,395
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(2,916,216)	(5,333,409)
- Financing	(1,323,740)	(1,132,348)
- Borrowings	(1,344,456)	(3,897,390)
- Revolving	(248,020)	(303,671)
Individuals	(6,602,772)	(7,561,864)
- Financing	(3,538,512)	(3,498,316)
- Borrowings	(1,731,143)	(2,192,413)
- Revolving	(1,333,117)	(1,871,135)
Total	(9,518,988)	(12,895,273)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(2,710,348)	(4,167,306)
- Financing	(708,918)	(766,512)
- Borrowings	(1,662,157)	(2,792,331)
- Revolving	(339,273)	(608,463)
Individuals	(6,661,202)	(8,574,345)
- Financing	(1,490,449)	(1,248,446)
- Borrowings	(2,599,174)	(3,007,019)
- Revolving	(2,571,579)	(4,318,880)
Total	(9,371,550)	(12,741,651)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,246,997	749,396
- Financing	373,026	342,701
- Borrowings	784,061	350,183
- Revolving	89,910	56,512
Individuals	3,794,654	5,949,354
- Financing	2,092,373	4,137,534
- Borrowings	971,337	706,935
- Revolving	730,944	1,104,885
Total	5,041,651	6,698,750
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	154,248	109,582
- Financing	19,783	67,194
- Borrowings	129,848	34,829
- Revolving	4,617	7,559
Individuals	874,761	386,465
- Financing	172,320	85,016
- Borrowings	591,272	161,653
- Revolving	111,169	139,796
Total	1,029,009	496,047
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	181,188,473	131,857,147
- Financing	66,259,620	43,607,196
- Borrowings	110,636,823	85,211,319
- Revolving	4,292,030	3,038,632
Individuals	171,752,006	119,766,529
- Financing	52,071,113	34,322,184
- Borrowings	99,333,906	73,753,493
- Revolving	20,346,987	11,690,852
Total	352,940,479	251,623,676
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(122,859,743)	(154,010,870)
- Financing	(37,412,250)	(48,670,242)
- Borrowings	(83,359,740)	(101,565,736)
- Revolving	(2,087,753)	(3,774,892)
Individuals	(114,725,264)	(103,935,958)
- Financing	(31,676,728)	(28,870,200)
- Borrowings	(73,506,540)	(68,596,068)
- Revolving	(9,541,996)	(6,469,690)
Total	(237,585,007)	(257,946,828)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(3,212,486)	(1,102,017)
- Financing	(253,708)	(222,956)
- Borrowings	(2,872,448)	(748,787)
- Revolving	(86,330)	(130,274)
Individuals	(2,449,308)	(3,794,467)
- Financing	(915,436)	(1,232,609)
- Borrowings	(945,892)	(970,446)
- Revolving	(587,980)	(1,591,412)
Total	(5,661,794)	(4,896,484)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	263,379	962,071
- Financing	25,790	62,565
- Borrowings	230,002	883,841
- Revolving	7,587	15,665
Individuals	873,928	1,886,115
- Financing	89,680	63,828
- Borrowings	724,482	1,622,512
- Revolving	59,766	199,775
Total	1,137,307	2,848,186
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	3,230,759	7,557,774
- Financing	449,416	423,256
- Borrowings	2,533,070	6,955,238
- Revolving	248,273	179,280
Individuals	8,644,761	6,558,472
- Financing	1,821,471	1,685,832
- Borrowings	5,422,959	4,015,065
- Revolving	1,400,331	857,575
Total	11,875,520	14,116,246
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(7,542,805)	(9,860,612)
- Financing	(1,220,044)	(1,241,149)
- Borrowings	(5,936,483)	(8,078,584)
- Revolving	(386,278)	(540,879)
Individuals	(10,677,585)	(15,081,902)
- Financing	(3,341,027)	(4,029,948)
- Borrowings	(5,511,470)	(8,197,281)
- Revolving	(1,825,088)	(2,854,673)
Total	(18,220,390)	(24,942,514)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	6,946,383	12,538,317	10,397,088
- Financing	1,861,939	1,909,771	2,098,408
- Borrowings	4,363,096	9,848,560	7,289,645
- Revolving	721,348	779,986	1,009,035
Individuals	21,911,700	22,711,786	31,531,058
- Financing	8,443,459	9,342,632	13,494,747
- Borrowings	9,169,428	8,719,543	10,764,215
- Revolving	4,298,813	4,649,611	7,272,096
Total	28,858,083	35,250,103	41,928,146
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,246,997)	(749,396)
- Financing	(373,026)	(342,701)
- Borrowings	(784,061)	(350,183)
- Revolving	(89,910)	(56,512)
Individuals	(3,794,654)	(5,949,354)
- Financing	(2,092,373)	(4,137,534)
- Borrowings	(971,337)	(706,935)
- Revolving	(730,944)	(1,104,885)
Total	(5,041,651)	(6,698,750)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	2,916,216	5,333,409
- Financing	1,323,740	1,132,348
- Borrowings	1,344,456	3,897,390
- Revolving	248,020	303,671
Individuals	6,602,772	7,561,864
- Financing	3,538,512	3,498,316
- Borrowings	1,731,143	2,192,413
- Revolving	1,333,117	1,871,135
Total	9,518,988	12,895,273
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(263,379)	(962,071)
- Financing	(25,790)	(62,565)
- Borrowings	(230,002)	(883,841)
- Revolving	(7,587)	(15,665)
Individuals	(873,928)	(1,886,115)
- Financing	(89,680)	(63,828)
- Borrowings	(724,482)	(1,622,512)
- Revolving	(59,766)	(199,775)
Total	(1,137,307)	(2,848,186)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	3,212,486	1,102,017
- Financing	253,708	222,956
- Borrowings	2,872,448	748,787
- Revolving	86,330	130,274
Individuals	2,449,308	3,794,467
- Financing	915,436	1,232,609
- Borrowings	945,892	970,446
- Revolving	587,980	1,591,412
Total	5,661,794	4,896,484
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	13,496,446	12,323,245
- Financing	641,571	273,583
- Borrowings	12,440,323	11,560,708
- Revolving	414,552	488,954
Individuals	15,685,811	17,423,562
- Financing	911,455	834,792
- Borrowings	11,281,620	14,310,670
- Revolving	3,492,736	2,278,100
Total	29,182,257	29,746,807
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(6,069,813)	(3,073,606)
- Financing	590,574	(191,826)
- Borrowings	(6,982,626)	(3,734,746)
- Revolving	322,239	852,966
Individuals	(2,992,744)	3,697,925
- Financing	(1,002,640)	(667,090)
- Borrowings	(3,691,827)	(1,367,098)
- Revolving	1,701,723	5,732,113
Total	(9,062,557)	624,319
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(13,928,324)	(14,626,755)
- Financing	(1,567,199)	(1,078,629)
- Borrowings	(10,617,743)	(12,016,166)
- Revolving	(1,743,382)	(1,531,960)
Individuals	(24,649,091)	(25,774,816)
- Financing	(1,672,288)	(1,504,900)
- Borrowings	(11,608,643)	(14,365,527)
- Revolving	(11,368,160)	(9,904,389)
Total	(38,577,415)	(40,401,571)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(154,248)	(109,582)
- Financing	(19,783)	(67,194)
- Borrowings	(129,848)	(34,829)
- Revolving	(4,617)	(7,559)
Individuals	(874,761)	(386,465)
- Financing	(172,320)	(85,016)
- Borrowings	(591,272)	(161,653)
- Revolving	(111,169)	(139,796)
Total	(1,029,009)	(496,047)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	2,710,348	4,167,306
- Financing	708,918	766,512
- Borrowings	1,662,157	2,792,331
- Revolving	339,273	608,463
Individuals	6,661,202	8,574,345
- Financing	1,490,449	1,248,446
- Borrowings	2,599,174	3,007,019
- Revolving	2,571,579	4,318,880
Total	9,371,550	12,741,651
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	25,751,969	26,748,453	27,927,899
- Financing	5,494,795	4,912,796	5,049,959
- Borrowings	18,857,751	19,843,042	21,410,798
- Revolving	1,399,423	1,992,615	1,467,142
Individuals	34,272,824	38,867,027	33,424,124
- Financing	4,432,804	4,052,392	3,057,379
- Borrowings	18,621,969	20,411,507	19,640,162
- Revolving	11,218,051	14,403,128	10,726,583
Total	60,024,793	65,615,480	61,352,023
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	316,936,343	269,421,350
- Financing	132,471,488	104,729,800
- Borrowings	169,958,830	151,245,206
- Revolving	14,506,025	13,446,344
Individuals	403,303,243	360,265,349
- Financing	144,876,575	127,765,219
- Borrowings	177,325,711	155,605,706
- Revolving	81,100,957	76,894,424
Total	720,239,586	629,686,699
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	197,915,678
- Financing	67,350,607
- Borrowings	125,610,216
- Revolving	4,954,855
Individuals	196,082,578
- Financing	54,804,039
- Borrowings	116,038,485
- Revolving	25,240,054
Total	393,998,256
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(136,472,361)
- Financing	(38,041,720)
- Borrowings	(96,278,849)
- Revolving	(2,151,792)
Individuals	(128,395,593)
- Financing	(36,020,395)
- Borrowings	(82,709,837)
- Revolving	(9,665,361)
Total	(264,867,954)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(13,928,324)
- Financing	(1,567,199)
- Borrowings	(10,617,743)
- Revolving	(1,743,382)
Individuals	(24,649,091)
- Financing	(1,672,288)
- Borrowings	(11,608,643)
- Revolving	(11,368,160)
Total	R$ (38,577,415)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies		269,421,350	299,255,027
- Financing		104,729,800	111,607,611
- Borrowings		151,245,206	172,913,173
- Revolving		13,446,344	14,734,243
Individuals		360,265,349	357,611,537
- Financing		127,765,219	125,994,549
- Borrowings		155,605,706	156,052,452
- Revolving		76,894,424	75,564,536
Total		629,686,699	R$ 656,866,564
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		151,738,166
- Financing		44,304,035
- Borrowings		103,727,265
- Revolving		3,706,866
Individuals		143,748,563
- Financing		36,842,808
- Borrowings		92,079,228
- Revolving		14,826,527
Total		295,486,729
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies		(166,945,088)
- Financing		(50,103,217)
- Borrowings		(113,379,066)
- Revolving		(3,462,805)
Individuals		(115,319,935)
- Financing		(33,567,238)
- Borrowings		(78,160,447)
- Revolving		(3,592,250)
Total		(282,265,023)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(14,626,755)
- Financing		(1,078,629)
- Borrowings		(12,016,166)
- Revolving		(1,531,960)
Individuals		(25,774,816)
- Financing		(1,504,900)
- Borrowings		(14,365,527)
- Revolving		(9,904,389)
Total		R$ (40,401,571)